PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4     PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

		December 31,
		2023	2024
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	16,952	13,955
Prepaid professional fee		2,436	13,707
Inventories		9,363	10,475
Prepaid value-added tax		1,594	4,898
Prepaid advertising expenses		2,043	4,815
Prepaid rental expenses		6,750	2,230
Employee imprest loan		—	1,773
Advance to suppliers		14,325	—
Others		4,300	2,752
Total prepaid expenses and other current assets		57,763	54,605
Less: allowance for credit losses		(378)	(49,707)
Prepaid expenses and other current assets, net		57,385	4,898
(a)	It mainly included prepaid rental deposits.

The movements of the allowance for credit losses are as follows:

	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	378	378
Additions charged to allowance for credit loss	378	—	49,329
Balance at the end of the year	378	378	49,707